ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Additional Information - Condensed Financial Statements
Schedule of Information of Condensed Balance Sheets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	652	226	35
Amounts due from related parties	273,715	249,057	38,170
Prepaid expenses and other current assets	2,349	211	32
Total current assets	276,716	249,494	38,237

Non-current assets:
Investment in subsidiaries	—	—	—
Other non-current assets, net	—	544	83
Total non-current assets	—	544	83

Total assets	276,716	250,038	38,320

LIABILITIES
Current liabilities:
Amounts due to related parties	85,358	94,510	14,484
Accrued and other liabilities	27,082	12,406	1,901
Total current liabilities	112,440	106,916	16,385

Non-current liabilities:
Total non-current liabilities	—	—	—

Total liabilities	112,440	106,916	16,385

SHAREHOLDERS’ EQUITY
Preferred shares
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2019 and 2020)	—	—	—
Class A Ordinary shares
(US$ 0.003 par value; 66,666,667 and 66,666,667 shares authorized; 38,858,199 and 41,923,276 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	730	794	122
Class C Ordinary shares
(US$ 0.003 par value; 8,333,333 and 8,333,333 shares authorized; 4,708,415 and 4,708,415 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	90	90	14
Additional paid-in capital	3,508,745	3,545,073	543,306
Accumulated deficit	(3,351,630)	(3,414,936)	(523,362)
Accumulated other comprehensive income	6,341	12,101	1,855
Total shareholders’ equity	164,276	143,122	21,935

Total liabilities and shareholders’ equity	276,716	250,038	38,320

Schedule of Information of Condensed Statement of Operations

	Years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
Cost of revenues
- Educational program and services	—	—	—	—
- Intellectualized operational services	—	—	—	—
GROSS LOSS	—	—	—	—
Operating expenses:
Selling and marketing	—	—	—	—
General and administrative	(1,097)	(12,380)	(7,841)	(1,202)
Research and development	—	—	—	—
Total operating expenses	(1,097)	(12,380)	(7,841)	(1,202)

OPERATING LOSS	(1,097)	(12,380)	(7,841)	(1,202)
Share of income (loss) from subsidiaries	44,864	(159,282)	(55,362)	(8,486)
OTHER EXPENSE
Interest income (expense), net	117	(267)	—	—
Other income, net	1,106	71,988	491	75
Income tax	—	—	—	—
NET INCOME (LOSS)	44,990	(99,941)	(62,712)	(9,613)

Schedule of Information of Condensed Statement of Cash Flows

	Years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(86)	57,044	(14,319)	(2,193)
Cash flows from investing activities	(2,619)	—	(133)	(20)
Cash flows from financing activities	7,476	(61,485)	14,026	2,150
Effects of exchange rate changes on cash and cash equivalents	—	—	—	—
Net change in cash and cash equivalents	4,771	(4,441)	(426)	(63)
Cash, cash equivalents and restricted cash at beginning of year	323	5,094	653	98
Cash, cash equivalents and restricted cash at end of year	5,094	653	227	35

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities